Acquisition of Daxx Web Industries B.V. (Tables)	12 Months Ended
Dec. 31, 2020
Business Combination Acquisition Disclosure [Abstract]
Schedule of estimated fair values of the assets acquired and liabilities
(In thousands)
Cash & equivalents	$2,266
Accounts receivable	1,978
Prepaid expenses and other	283
Fixed assets	352
Goodwill	14,690
Intangible assets	8,174
Accounts payable	(37)
Accrued expenses	(2,397)
Tax liabilities	(2,639)
Other current liability and unearned revenues	(2,284)
Net assets acquired	$20,386

Schedule of fair value of identifiable intangible assets
(In thousands)	Fair Value	Useful Life	Amortization method
Customer relationships	$4,234	8 years	Straight-line
Daxx trade name	3,500	10 years	Straight-line
Non-compete agreements	440	2 years	Straight-line
Total identified intangible assets	$8,174

Schedule of business acquisition pro forma infomation
(In thousands, unaudited)	2020	2019
Revenue	$133,622	$138,002
Net income/(loss)	$(10,925)	$12,091
Earnings/(loss) per share	$(0.24)	$0.55